TRADE PAYABLES (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 38	¥ 280	¥ 100
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	24	180
Not Later Than One Yearto Two [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables
Not Later Thantwo Yeart To Three [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 14	¥ 100	¥ 100